Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions (Tables)	12 Months Ended
Dec. 31, 2025
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EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions

Schedule H, Line 4(a) – Schedule of Delinquent Participant Contributions

Year Ended December 31, 2025

Participant contributions transferred late to the plan		Total that constitute nonexempt prohibitive transactions - $47,275			Total fully corrected under VFCP and prohibited transaction exemption 2002-51
Check here if late participant loan repayments are included ☑		Contributions not yet corrected	Contributions corrected outside VFCP	Contributions pending correction in VFCP
$11,181	(1)	$—	$—	$3,846	$7,335
$13,140	(2)	$—	$—	$—	$13,140
$22,954	(3)	$—	$—	$—	$22,954

(1) Plan year ended December 31, 2025.

(2) Plan year ended December 31, 2024.

(3) Plan year ended December 31, 2023.